Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Mar. 31, 2021	Feb. 10, 2021
Significant Accounting Policies [Line Items]
Cash and cash equivalents original maturity description	three months or less
Operating lease right-of-use assets	$ 2,295,263	$ 2,144,362	$ 2,899,199
Impairment Loss Related to Right-of-use Assets
Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 0
Sprout
Significant Accounting Policies [Line Items]
Acquired interest		50.10%		50.10%